Retirement Class | MERIDIAN GROWTH FUND
FUND SUMMARY MERIDIAN GROWTH FUND
Investment Objective
The MERIDIAN GROWTH FUND seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		Retirement Class MERIDIAN GROWTH FUND Retirement Class shares
Maximum Sales Charge (Load) on Purchases	[1]	none
Maximum Deferred Sales Charge (Load)	[1]	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	[1]	2.00%
[1]	Expenses are based on estimated amounts for a full fiscal year. As of the date of this prospectus, Retirement Class is not publicly offered.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Retirement Class MERIDIAN GROWTH FUND Retirement Class shares
Management Fees		0.76%
Distribution (Rule 12b-1) Fees		0.50%
Other Expenses		0.56%
Shareholder Servicing Fee		0.25%
Other		0.31%
Total Annual Fund Operating Expenses		1.82%
Fee Waivers and/or Expense Reimbursements		(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.80%
[1]	The Investment Adviser has committed to waive and/or reimburse certain expenses so that total annual fund operating expenses will not exceed 1.80%. The expense limitation may not be amended or withdrawn until one year after the date of this prospectus.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Retirement Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the Fund’s operating expenses remain the same and the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement shown above will only be in place for the length of the current commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Retirement Class MERIDIAN GROWTH FUND Retirement Class shares	183	571	983	2,136

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund emphasizes small- and mid-capitalization growth companies that the Investment Adviser believes may have prospects for above-average growth in revenues and earnings because of many factors, including high sales growth, high unit growth, industry growth, high or improving returns on assets and equity and a strong balance sheet. The Fund may invest in securities of companies with any capitalization across a broad range of industries, though it typically emphasizes small- and mid-capitalization companies. These may include companies that are relatively small in terms of total assets, revenues and earnings. The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund generally sells investments when the Investment Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.
Principal Investment Risks
There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.

Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions and market liquidity.

Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.

Growth Securities Risk — Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Small Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.

Foreign Securities Risk — Investments in foreign securities may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.
Performance
Performance information for Retirement Class shares of the Fund is not shown because such class had not commenced operations as of the date of this Prospectus. The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund. Prior to November 1, 2013, the Fund offered a single class of shares which is now known as Legacy Class shares and which is offered in a separate prospectus. The bar chart shows changes in the performance of the Legacy Class shares from year-to-year. The performance of the Retirement Class shares of the Fund would have differed from that of Legacy Class shares only to the extent that the Retirement Class shares have higher expenses than Legacy Class shares, which would have resulted in lower performance.

On November 1, 2013, the Fund’s benchmark changed from the Russell 2000® Index to the Russell 2500® Growth Index. The table shows how the Fund’s average annual returns compare with those of the Fund’s benchmark, the Russell 2500® Growth Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.meridianfund.com or by calling 1-800-446-6662.
Year-by-Year Total Returns as of 12/31

During the period covered by this bar chart, the Fund’s Legacy Class shares highest quarterly return was 15.08% (for the quarter ended December 31, 2011); and the lowest quarterly return was –20.24% (for the quarter ended December 31, 2008).

For the period January 1, 2013 through September 30, 2013, the total return of the Fund’s Legacy Class shares was -0.70%.
Average Annual Total Returns (For the periods ended December 31, 2013)
Average Annual Total Returns Retirement Class MERIDIAN GROWTH FUND		1 Year	5 Years	10 Years	Life of Class	Inception Date
Legacy Class Shares		28.53%	21.14%	9.80%	12.95%	Aug. 01, 1984
Legacy Class Shares Return After Taxes on Distributions		19.81%	18.62%	8.22%	10.49%	Aug. 01, 1984
Legacy Class Shares Return After Taxes on Distributions and Sale of Fund Shares	[1]	22.04%	17.39%	8.04%	10.23%	Aug. 01, 1984
Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)		40.65%	24.03%	10.11%
Russell 2000® Index (reflects no deductions for fees, expenses or taxes)		38.82%	20.08%	9.07%	10.58%	Aug. 01, 1984
[1]	The Fund's returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.